Benefit Plans	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plans

14. BENEFIT PLANS

Components of Net Periodic Expense

The following table sets forth the aggregate net periodic benefit expense for the Bank’s Benefit Equalization Plan, Postretirement Welfare Plan and Directors’ Consultation and Retirement Plan:

	Three Months Ended December 31,		Six Months Ended December 31,
	2014	2013	2014	2013
	(In thousands)		(In thousands)
Service cost	$56	$50	$113	$100
Interest cost	82	84	164	168
Amortization of unrecognized past service liability	12	12	24	24
Amortization of unrecognized net actuarial loss (gain)	7	(1)	14	(2)

Net periodic benefit cost	$157	$145	$315	$290

Stock Compensation Plans

The following is a summary of the Company’s stock option activity and related information for its option plans for the six months ended December 31, 2014:

	Options	Weighted Average Exercise Price	Range of prices	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In thousands)				(In thousands)
Outstanding at June 30, 2014	3,035	$12.37	$10.16 - $14.79	2.0 years
Granted	—	$—	—	—
Exercised	(2,785)	$12.26	$11.55 - $12.71	1.2 Years
Forefeited	—	$—	—	—

Outstanding at December 31, 2014	250	$13.59	$10.16 - $14.79	8.5 Years	$233

Exercisable at December 31, 2014	39	$10.16	$10.16	6.5 Years	$140

A total of 2,785,122 vested options with an aggregate intrinsic value of $7.4 million were exercised during the six months ended December 31, 2014. The Company issued 107,382 shares from treasury stock carrying an average cost of $11.48 per share in conjunction with the equivalent number of options exercised during the period. The cash proceeds received in conjunction with the exercise of these options totaled approximately $1.4 million.

The Company elected to settle the exercise of the remaining 2,677,740 stock options exercised during the period in cash based upon the difference between the exercise price of the options and the closing price of the Company’s stock on the date of exercise. The net cash proceeds of these exercises resulted in a direct reduction of stockholders’ equity totaling approximately $7.2 million. No additional shares of the Company’s capital stock were issued and no cash proceeds were received in relation to the exercise of these options. A portion of the exercises settled in cash during the period represented disqualifying dispositions of incentive stock options for which the Company recognized approximately $416,000 in income tax benefits.

There were no vested options exercised during the six months ended December 31, 2013.

Note 16 – Benefit Plans

Employee Stock Ownership Plan

Effective upon completion of the Company’s initial public offering in February 2005, the Bank established an Employee Stock Ownership Plan (“ESOP”) for all eligible employees who complete a twelve-month period of employment with the Bank, have attained the age of 21 and complete at least 1,000 hours of service in a plan year. The ESOP used $17,457,000 in proceeds from a term loan obtained from the Company to purchase 1,745,700 shares of Company common stock. The remaining term loan principal is payable over 42 equal installments through March 31, 2017. The interest rate on the term loan is 5.50%. Each year, the Bank intends to make discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loan. The Bank may substitute dividends paid, if any, on the Company common stock held by the ESOP for discretionary contributions.

Shares purchased with the loan proceeds provide collateral for the term loan and are held in a suspense account for future allocations among participants. Contributions to the ESOP and shares released from the suspense account are to be allocated among the participants on the basis of compensation, as described by the ESOP, in the year of allocation.

ESOP shares pledged as collateral were initially recorded as unearned ESOP shares in the consolidated statements of financial condition. Thereafter, on a monthly basis, 12,123 shares are committed to be released, compensation expense is recorded equal to the number of shares committed to be released times the monthly average market price of the shares, and the committed shares become outstanding for basic net income per common share computations. ESOP compensation expense was approximately $1,742,000, $1,431,000 and $1,367,000 for the years ended June 30, 2014, 2013 and 2012, respectively.

At June 30, 2014 and 2013, the ESOP shares were as follows:

	June 30,
	2014	2013

Allocated shares	1,113,602	989,049
Total shares distributed due to employee resignations/terminations	159,514	138,657
Shares committed to be released	84,660	84,594
Unearned shares	387,924	533,400

Total ESOP Shares	1,745,700	1,745,700

Fair value of unearned shares	$5,873,169	$5,595,366

Employee Stock Ownership Plan Benefit Equalization Plan (“ESOP BEP”)

The Bank has a non-qualified plan to compensate its senior officers who participate in the Bank’s ESOP for certain benefits lost under such plan by reason of benefit limitations imposed by the Internal Revenue Code (“IRC”). The ESOP BEP expense was approximately $36,000, $6,000 and $-0- for the years ended June 30, 2014, 2013 and 2012, respectively. The liability totaled approximately $15,000 and $6,000 at June 30, 2014 and 2013, respectively.

Thrift Plan

The Bank sponsors the Employees’ Savings and Profit Sharing Plan and Trust (the “Plan”), pursuant to Section 401(k) of the Internal Revenue Code, for all eligible employees. Employees may elect to save up to 20% of their compensation. The Bank will contribute a matching contribution up to 3% of the employee annual compensation. The Plan expense amounted to approximately $543,000, $527,000 and $510,000 for the years ended June 30, 2014, 2013 and 2012, respectively.

Multi-Employer Retirement Plan

The Bank participates in the Pentegra Defined Benefit Plan for Financial Institutions (“The Pentegra DB Plan”), a tax-qualified defined-benefit pension plan. The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the IRC. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The Pentegra DB Plan is non-contributory and covers all eligible employees. In April 2007, the Board of Directors of the Bank approved, effective July 1, 2007, “freezing” all future benefit accruals under the Bank’s defined benefit pension plan.

Funded status (market value of plan assets divided by funding target) of the Bank’s plan based on valuation reports as of July 1, 2013 and 2012 was 101.13% and 104.56%, respectively. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, were $136.5 million and $196.5 million for the plan years ending June 30, 2013 and June 30, 2012, respectively. The Bank’s contributions to the Pentegra DB Plan were not more than 5% of the total contributions to the Pentegra DB Plan. During the years ended June 30, 2014, 2013 and 2012, the total expense recorded for the Pentegra DB Plan was approximately $303,000, $1,254,000 and $1,238,000, respectively.

Atlas Bank Retirement Income Plan (“ABRIP”)

Through the merger with Atlas Bank, the Company acquired a non-contributory defined benefit pension plan covering all eligible employees of Atlas Bank. Effective January 31, 2013, the ABRIP was frozen by Atlas Bank. All benefits for eligible participants accrued in the ABRIP to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The ABRIP is funded in conformity with funding requirements of applicable government regulations.

The following table sets forth the ABRIP’s funded status at June 30, 2014:

June 30,
2014
(In Thousands)
Reconciliation of funded status:
Projected benefit obligation	$2,646
Fair value of assets	3,885

Funded status, included in other assets	$1,239

Valuation assumptions:
Discount rate	4.50%
Salary increase rate	N/A

There was no net periodic pension expense for the year ended June 30, 2014 as the acquisition of Atlas Bank occurred on June 30, 2014. The Bank does not expect to contribute to the ABRIP in the year ending June 30, 2015.

The assets of the ABRIP are invested in a Guaranteed Deposit Fund (“GDF”) with Prudential Financial, Inc. The GDF is a group annuity fund invested in public and private-issue debt securities through various sub-accounts. The underlying assets are valued based on quoted prices for similar assets with similar terms and other observable market data and have no redemption restrictions. The investments in the plan were monitored to ensure that they complied with the investment policies set forth by the Employee Benefits Committee of Atlas Bank. The plan’s assets were reviewed periodically by management, which included an analysis of the asset allocation and the performance of the GDF prepared by Prudential Financial, Inc.

The overall investment objective of the ABRIP is to ensure safety of principal and seek an attractive rate of return. The GDF utilizes a full spectrum of fixed income asset classes to provide the opportunity to maximize portfolio returns and diversification. Such asset classes are as follows:

•	Private Placement Bonds

•	Commercial Mortgage Loans

•	Public Corporate Bonds

•	Residential Mortgage Securities

•	Public Asset Backed Securities

•	Commercial Mortgage-backed Securities

•	Private Securitized Investments

The long-term rate-of-return-on-assets assumption was set based on historical returns earned by equities and fixed-income securities, adjusted to reflect expectations of future returns as applied to the plan’s target allocation of asset classes. Equities and fixed-income securities were assumed to earn real rates of return in the ranges of 5-9% and 2-6%, respectively. The long-term inflation rate was estimated to be 3%. When these overall return expectations are applied to the plan’s allocation, the result is an expected rate of return of 7% to 11%.

The fair values of the ABRIP’s assets at June 30, 2014, by asset category (see Note 20 for the definitions of levels), are as follows:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014:
Prudential Guaranteed Deposit Fund	$—	$3,885	$—	$3,885

Benefit Equalization Plan (“BEP”)

The Bank has an unfunded non-qualified plan to compensate senior officers of the Bank who participate in the Bank’s qualified defined benefit plan for certain benefits lost under such plans by reason of benefit limitations imposed by Sections 415 and 401 of the IRC. There were approximately $265,000, $221,000 and $257,000 in contributions made to and benefits paid under the BEP during each of the years ended June 30, 2014, 2013 and 2012, respectively.

The following tables set forth the BEP’s funded status and components of net periodic pension cost:

	June 30,
	2014	2013
	(Dollars in Thousands)
Change in benefit obligation:
Benefit obligation - beginning	$3,430	$2,859
Interest cost	154	143
Actuarial (gain) loss	(218)	649
Benefit payments	(265)	(221)

Benefit obligation - ending	$3,101	$3,430

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	265	221
Benefit payments	(265)	(221)

Fair value of assets - ending	$—	$—

	June 30,
	2014	2013
	(Dollars in Thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$(3,101)	$(3,430)

Projected benefit obligation	$(3,101)	$(3,430)
Fair value of assets	—	—

Accrued pension cost included in other liabilities	$(3,101)	$(3,430)

Valuation assumptions:
Discount rate	4.50%	5.00%
Salary increase rate	N/A	N/A

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)
Net periodic pension expense:
Interest cost	$154	$143	$162
Amortization of net actuarial loss	37	50	10

	$191	$193	$172

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	N/A	N/A	N/A

It is estimated that contributions of approximately $225,000 will be made during the year ending June 30, 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	225
2016	227
2017	229
2018	230
2019	232
2020-2024	1,157

In April 2007, the Board of Directors of the Bank approved, effective July 1, 2007, “freezing” all future benefit accruals under the BEP related to the Bank’s defined benefit pension plan.

At June 30, 2014 and 2013, unrecognized net loss of $777,000 and $1,032,000, respectively, was included in accumulated other comprehensive income. For the fiscal year ending June 30, 2015, $47,000 of the unrecognized net loss is expected to be recognized as a component of net periodic pension cost.

Postretirement Welfare Plan

The Bank has an unfunded postretirement group term life insurance plan covering all eligible employees. The benefits are based on age and years of service. During the years ended June 30, 2014, 2013 and 2012, contributions and benefits paid totaled $6,000, $5,000 and $5,000, respectively.

The following tables set forth the accrued accumulated postretirement benefit obligation and the net periodic postretirement benefit cost:

	June 30,
	2014	2013
	(Dollars in Thousands)

Change in benefit obligation:
Benefit obligation - beginning	$1,043	$655
Service cost	54	62
Interest cost	45	40
Actuarial (gain) loss	(144)	291
Premiums/claims paid	(6)	(5)

Benefit obligation - ending	$992	$1,043

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	6	5
Premiums/claims paid	(6)	(5)

Fair value of assets - ending	$—	$—

Reconciliation of funded status:
Accumulated benefit obligation	$(992)	$(1,043)
Fair value of assets	—	—

Accrued postretirement benefit cost included in other liabilities	$(992)	$(1,043)

Valuation assumptions:
Discount rate	4.50%	5.00%
Salary increase rate	3.25%	3.25%

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)

Net periodic postretirement benefit cost:
Service cost	$54	$62	$23
Interest cost	45	40	34
Amortization of past service liability	—	—	3
Amortization of unrecognized loss (gain)	—	4	(12)

	$99	$106	$48

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Salary increase rate	3.25%	3.25%	3.25%

It is estimated that contributions of approximately $9,000 will be made during the year ending June 30, 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	9
2016	11
2017	12
2018	14
2019	16
2020-2024	106

At June 30, 2014 and 2013, unrecognized net gain (loss) of $18,000 and $(126,000), respectively, were included in accumulated other comprehensive income. For the fiscal year ending June 30, 2015, $-0- of unrecognized net gain is expected to be recognized as a component of net periodic postretirement benefit cost.

Directors’ Consultation and Retirement Plan (“DCRP”)

The Bank has an unfunded retirement plan for non-employee directors. The benefits are payable based on term of service as a director. During each of the years ended June 30, 2014, 2013 and 2012, contributions and benefits paid totaled $60,000, $98,000 and $117,000, respectively.

The following table sets forth the DCRP’s funded status and components of net periodic cost:

	June 30,
	2014	2013
	(Dollars in Thousands)

Change in benefit obligation:
Projected benefit obligation - beginning	$3,201	$2,761
Service cost	147	168
Interest cost	136	125
Actuarial (gain) loss	(441)	245
Benefit payments	(60)	(98)

Projected benefit obligation - ending	$2,983	$3,201

Change in plan assets:
Fair value of assets - beginning	$—	$—
Contributions	60	98
Benefit payments	(60)	(98)

Fair value of assets - ending	$—	$—

Reconciliation of funded status:
Accumulated benefit obligation	$(2,524)	$(2,278)

Projected benefit obligation	$(2,983)	$(3,201)
Fair value of assets	—	—

Accrued cost included in other liabilities	$(2,983)	$(3,201)

Valuation assumptions:
Discount rate	4.50%	5.00%
Fee increase rate	3.25%	3.25%

	Years Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)

Net periodic plan cost:
Service cost	$147	$168	$131
Interest cost	136	125	146
Amortization of unrecognized gain	(39)	—	(23)
Amortization of past service liability	46	48	61

	$290	$341	$315

Valuation assumptions:
Discount rate	5.00%	4.25%	5.75%
Fee increase rate	3.25%	3.25%	3.25%

It is estimated that contributions of approximately $80,000 will be made during the year ending June 30, 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years Ending June 30:	(In Thousands)
2015	80
2016	101
2017	123
2018	146
2019	169
2020-2024	1,137

At June 30, 2014 and 2013, unrecognized net gain of $661,000 and $259,000, respectively, and unrecognized past service cost of $108,000 and $154,000, respectively, were included in accumulated other comprehensive income. For the fiscal year ending June 30, 2015, $18,000 of unrecognized gain and $46,000 of unrecognized past service cost are expected to be recognized as a component of net periodic plan cost.

Stock Compensation Plans

The Company has two stock-related compensation plans: stock options and restricted stock awards. The plans authorized up to 3,564,137 shares as stock option grants and 1,425,655 shares as restricted stock awards. At June 30, 2014, there were 392,897 shares remaining available for future stock option grants and 18,959 shares remaining available for future restricted stock awards under the plans.

Stock option grants generally vest over a five-year service period and have a contractual maturity of ten years. The Company recognizes compensation expense for the fair values of these grants, which have graded vesting, on a straight-line basis over the requisite service period of the grants.

The Company granted 185,000 options during the year ended June 30, 2014. No options were granted during the years ended June 30, 2013 and 2012.

Management used the following assumptions to estimate the fair value of the options granted during the year ended June 30, 2014:

Weighted average risk-free interest rate	2.17%
Expected dividend yield	2.00%
Weighted average volatility factors of the expected market price of the Company’s stock	33.14%
Weighted average expected life of the options	6.5 years

The weighted average fair value of stock options granted during the year ended June 30, 2014 was $4.30 per option.

Restricted stock awards generally vest in full after five years. The Company recognizes compensation expense for the fair value of restricted shares on a straight-line basis over the requisite service period of five years.

The Company awarded 54,500 shares of restricted stock during the year ended June 30, 2014. There were no restricted stock awards granted during the years ended June 30, 2013 and 2012.

During the years ended June 30, 2014, 2013 and 2012, the Company recorded $289,000, $209,000 and $209,000, respectively, of share-based compensation expense, comprised of stock option expense of $81,000, $41,000 and $41,000, respectively, and restricted stock expense of $208,000, $168,000 and $168,000, respectively.

During the years ended June 30, 2014, 2013 and 2012, the income tax benefit attributed to non-qualified stock options expense was approximately $1,000, $-0- and $-0-, respectively, and attributed to restricted stock expense was approximately $85,000, $68,000 and $68,000, respectively.

The following is a summary of the Company’s stock option activity and related information for its option plans for the year ended June 30, 2014:

	Options	Weighted Average Exercise Price	Range of Prices	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Thousands)				(In Thousands)

Outstanding at June 30, 2013	3,133	$12.26	$10.16 - $12.71	2.5 years
Granted	185	14.79	14.79
Exercised	(118)	12.71	12.71
Forfeited	(165)	12.71	12.71

Outstanding at June 30, 2014	3,035	$12.37	$10.16 - $14.79	2.0 years	$9,034

Exercisable at June 30, 2014	2,824	$12.24	$10.16 - $12.71	1.5 years	$8,795

The Company generally utilizes treasury stock to issue shares upon the exercise of vested options. A total of 117,618 vested options with an aggregate intrinsic value of $256,000 were exercised during the fiscal year ended June 30, 2014 with all such shares being issued from treasury stock carrying an average cost of $11.48 per share. There were no vested options exercised during the years ended June 30, 2013 and 2012. As of June 30, 2014, the Company has 6,513,722 shares of treasury stock.

The cash proceeds from stock options exercises during the year ended June 30, 2014 totaled approximately $1.5 million. A portion of such exercises represented disqualifying dispositions of incentive stock options for which the Company recognized $98,000 in income tax benefit.

Expected future compensation expense relating to the 211,000 non-exercisable options outstanding as of June 30, 2014 is $829,000 over a weighted average period of 4.39 years.

The following is a summary of the status of the Company’s non-vested restricted share awards as of June 30, 2014 and changes during the year ended June 30, 2014:

	Restricted Shares	Weighted Average Grant Date Fair Value
	(In Thousands)

Non-vested at June 30, 2013	49	$10.16
Awarded	54	$14.79
Vested	(16)	$10.16

Non-vested at June 30, 2014	87	$13.04

During the years ended June 30, 2014, 2013 and 2012, the total fair value of vested restricted shares were $244,000, $166,000 and $160,000, respectively. Expected future compensation expense relating to the 87,500 non-vested restricted shares at June 30, 2014 is $1,059,000 over a weighted average period of 3.62 years.